EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Stock Option Activity

	Year ended December 31,
	2013		2012		2011
		Weighted		Weighted		Weighted
		average		Average		average
	Amount	exercise	Amount	exercise	Amount	exercise
	of options	price	of options	price	of options	price

Options outstanding at beginning of year	271,984	$6.81	321,016	$6.28	168,500	$3.49
Granted	312,984	$3.38	-	$-	256,984	$6.91
Exercised	(10,000)	$3.38	(1,500)	$3.14	(88,468)	$3.14
Forfeited	(5,000)	$6.81	-	$-	-	$-
Forfeited	(262,984)	$6.81	(47,532)	$3.48	(16,000)	$4.46

Options outstanding at end of year	306,984	$3.4	271,984	$6.81	321,016	$6.28

Options exercisable at end of year	4,188	$5.11	158,824	$6.81	56,532	$3.68

Summary of Information by Exercise Price Range

	Options outstanding			Options exercisable
Range of exercise price	Number outstanding at December 31, 2013	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable at December 31, 2013	Weighted average exercise price
		Years
3.38	305,484	4.53	$3.38	2,188	$4.7
7.00	1,500	1.78	$7.00	2,000	$1.78

	306,984	4.51	$3.4	4,188	$3.3